Stock-Based Compensation (Schedule of Stock Option Activity) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock options
Balance at the beginning of period	168,400	118,400	110,000
Granted	73,000	50,000	8,400
Exercised
Forfeited
Balance at the end of period	241,400	168,400	118,400
Exercisable at the end of period	143,667	78,933	38,000
Weighted average exercise price
Balance at the beginning of period	$ 11.85	$ 15.07	$ 15.29
Granted	$ 5.60	$ 4.22	$ 12.29
Exercised
Forfeited
Balance at the end of period	$ 9.96	$ 11.85	$ 15.07
Exercisable at the end of period	$ 13.11	$ 15.09	$ 15.29
Weighted average remaining contractual term
Balance at the beginning of period (in years)	6 years 7 months 6 days	7 years 0 months
Granted (in years)	10 years 0 months	7 years 10 months 24 days
Balance at the end of period (in years)	7 years 6 months	6 years 7 months 6 days	7 years 0 months
Exercisable at the end of period (in years)	6 years 3 months 18 days	6 years 1 month 6 days	7 years 0 months
Aggregate intrinsic value
Balance at the beginning of period	$ 74,500
Granted		74,500
Balance at the end of period	74,500	74,500
Exercisable at the end of period	$ 32,780